UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLOOD,GAMBLE ASSOCIATES, INC.
Address:     610 FIFTH AVE.  -SUITE 511
             NEW YORK, NEW YORK 10020

Form 13F File Number: 28-6732

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        KRISTIN GAMBLE
Title:       PRESIDENT
Phone:       (212)333-2020

Signature, Place, and Date of Signing:

KRISTIN GAMBLE                          NEW YORK, NEW YORK             1/16/03
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               49

Form 13F Information Table Value Total:         $100,757

List of Other Included Managers:
NONE

                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AOL TIME WARNER                  COMMON   00184A105      934         71261 SH       SOLE                                       71261
ACTUANT CORP.                    COMMON   00508X203     1646         35427 SH       SOLE                                       35427
ALLTEL CORP                      COMMON   020039103     2880         56480 SH       SOLE                                       56480
AMERICAN INTL GROUP              COMMON   02687410      2320         40101 SH       SOLE                                       40101
AMERICAN MANAGEMENT              COMMON   02735210      2299        191775 SH       SOLE                                      191775
AMER SUPERCONDUCTOR              COMMON   030111108      180         59700 SH       SOLE                                       59700
AON CORP                         COMMON   037389103     1127         59643 SH       SOLE                                       59643
AUTOZONE, INC.                   COMMON   053332102     6733         95306 SH       SOLE                                       95306
BP PLC-SPONS ADR                 COMMON   055622104      208          5114 SH       SOLE                                        5114
BIOGEN, INC.                     COMMON   090597105     4768        119025 SH       SOLE                                      119025
BRISTOL MYERS SQUIBB             COMMON   110122108      343         14810 SH       SOLE                                       14810
COMCAST CORP CL A                COMMON   200300101     2088         88592 SH       SOLE                                       88592
COMCAST CORP CL-SPL              COMMON   200300200     1324         58610 SH       SOLE                                       58610
CONCORD EFS INC                  COMMON   206197105     3643        231450 SH       SOLE                                      231450
EBAY INC                         COMMON   278642103     3958         58360 SH       SOLE                                       58360
EL PASO ENERGY PARTNERS          COMMON   28368B102      206          7400 SH       SOLE                                        7400
ENTRAVISION COMM.                COMMON   29382R107     2999        300520 SH       SOLE                                      300520
EQUITABLE RES                    COMMON   294549100      637         18170 SH       SOLE                                       18170
EXXON MOBIL CORP                 COMMON   30231G102      304          8707 SH       SOLE                                        8707
FASTENAL CO.                     COMMON   311900104     7850        209936 SH       SOLE                                      209936
FEDERAL RLTY INVT TR             COMMON   313747206     1879         66817 SH       SOLE                                       66817
GENERAL  ELECTRIC                COMMON   369604103      734         30159 SH       SOLE                                       30159
GILEAD SCIENCES, INC             COMMON   375558103     3978        117010 SH       SOLE                                      117010
HOME DEPOT                       COMMON   437076102     3877        161413 SH       SOLE                                      161413
I-FLOW CORP                      COMMON   44952030        16         10000 SH       SOLE                                       10000
IBM CORP                         COMMON   459200101     1212         15638 SH       SOLE                                       15638
JOHNSON & JOHNSON                COMMON   478160104      278          5168 SH       SOLE                                        5168
LIBERTY MEDIA CORP A             COMMON   530718105     3077        344210 SH       SOLE                                      344210
MEDTRONIC INC                    COMMON   585055106     4158         91175 SH       SOLE                                       91175
MOLEX                            COMMON   608554101      325         14099 SH       SOLE                                       14099
MOLEX CL A                       COMMON   608554200     4762        239431 SH       SOLE                                      239431
OFFICE DEPOT INC                 COMMON   676220106     1960        132777 SH       SOLE                                      132777
PALL CORP                        COMMON   696429307      232         13906 SH       SOLE                                       13906
PAYCHEX                          COMMON   704326107     6497        232863 SH       SOLE                                      232863
PFIZER, INC                      COMMON   71708110      1391         45518 SH       SOLE                                       45518
REUTERS HOLDINGS PLC             COMMON   76132M102      900         52312 SH       SOLE                                       52312
RICHARDSON ELEC. LTD             COMMON   763165107      933        107700 SH       SOLE                                      107700
RICHARDSON ELEC                  CONVERT  763165AB3      205           258 PRN      SOLE                                         258
RICHARDSON ELEC                  CONVERT  763165AC1     1164          1292 PRN      SOLE                                        1292
ROYAL DUTCH PETE                 COMMON   780257804      298          6760 SH       SOLE                                        6760
SCHERING-PLOUGH                  COMMON   80660510       273         12300 SH       SOLE                                       12300
SCHLUMBERGER LTD                 COMMON   806857108      216          5134 SH       SOLE                                        5134
SCIENTIFIC LEARNING              COMMON   808760102      148        102300 SH       SOLE                                      102300
SERVICEMASTER CO                 COMMON   81760N109     3435        309461 SH       SOLE                                      309461
SOURCECORP                       COMMON   836167106     3238        174160 SH       SOLE                                      174160
STATE STREET CORP                COMMON   857477103     3269         83810 SH       SOLE                                       83810
TESSCO                           COMMON   872386107     1097        118600 SH       SOLE                                      118600
TELEFLEX, INC.                   COMMON   879369106     4515        105271 SH       SOLE                                      105271
VERIZON COMMUNICATIONS           COMMON   92343V104      243          6279 SH       SOLE                                        6279